Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	[1]		¥ 301,026
Ending balance		$ 45,202	302,404	¥ 301,026	[1]
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		41,154	275,320	273,438
Transfer from retained earnings		206	1,378	1,882
Ending balance		41,360	276,698	275,320
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		3,842	25,706	25,706
Ending balance		$ 3,842	¥ 25,706	¥ 25,706

[1]	Restated